Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 41	$ 2
Total Liability Derivatives	(1)	(45)
Foreign Exchange Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	28
Total Liability Derivatives	(1)
Currency Collars [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	13
Total Liability Derivatives	(1)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	37	1
Total Liability Derivatives		(43)
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	24	1
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives		(31)
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	13
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives		(11)
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Long-term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives		(1)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	4	1
Total Liability Derivatives	(1)	(2)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	4	1
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	$ (1)	$ (2)